Income Taxes - Additional Information (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Income Tax [Line Items]
Unrealized capital losses carried forward	$ 21,733,388	$ 21,984,985
Tax credits receivable	49,685	49,597
Nutraceutical
Disclosure Of Income Tax [Line Items]
Research and development investment tax credits recoverable	152,464
Temporary Differences
Disclosure Of Income Tax [Line Items]
Deferred tax asset recognized	0
Research and development expenses
Disclosure Of Income Tax [Line Items]
Deferred tax asset recognized	(1,004)	(222)
Tax credits receivable	$ 49,685	$ 49,597